Consolidated Statements of Cash Flows	3 Months Ended
Mar. 31, 2026 USD ($)
Cash Flows from Operating Activities
Net loss	$ (37,269)
Forge Nano, Inc.
Cash Flows from Operating Activities
Net loss	(11,676,000)
Adjustments to reconcile net loss to net cash, cash equivalents, and restricted cash used in operating activities:
Depreciation and amortization	729,000
Gain/(loss) on reversal of provision for loss on contract	190,000
Amortization of debt discount	72,000
Change in fair value of contingent consideration for Sundew ALD acquisition	954,000
Change in fair value of warrant liabilities	206,000
Amortization of noncash lease expense	722,000
Amortization of intangible assets	51,000
Changes in operating assets and liabilities (used in) provided by cash, cash equivalents, and restricted cash:
Accounts receivable	(21,000)
Contract assets - unbilled accounts receivable	121,000
Inventory	(287,000)
Prepaid expenses and other current assets	535,000
Deposits	(12,000)
Accounts payable	1,627,000
Contract liabilities - deferred revenue	220,000
Accrued and other current liabilities	(316,000)
Operating lease liabilities	(270,000)
Net cash used in operating activities	(6,745,000)
Cash Flows from Investing Activities
Purchase of property and equipment	(226,000)
Net cash used in investing activities	(226,000)
Cash Flows from Financing Activities
Series D funding issuance costs	(561,000)
Proceeds from issuance of Series D preferred stock	15,800,000
Net cash provided by financing activities	15,239,000
Net Decrease in Cash, Cash Equivalents, and Restricted Cash	8,268,000
Cash, Cash Equivalents, and Restricted Cash - Beginning of the year	9,429,000
Cash, Cash Equivalents, and Restricted Cash - End of the year	17,697,000
Supplemental Disclosure of Noncash Investing and Financing Transactions
Noncash issuance of Series D preferred shares for note receivable	2,000,000
Forge Nano, Inc. | Employees
Adjustments to reconcile net loss to net cash, cash equivalents, and restricted cash used in operating activities:
Stock-based compensation	391,000
Forge Nano, Inc. | Board of directors
Adjustments to reconcile net loss to net cash, cash equivalents, and restricted cash used in operating activities:
Stock-based compensation	$ 19,000